21. Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions Tables
Schedule of provisions
	Insurance provision	Provision for aircraft and engine return (a)	Provision for legal proceedings (b)	Total
Balance as of December 31, 2016	742	583,941	205,532	790,215
Additional provisions recognized	(1)	38,819	158,263	197,081
Utilized provisions	-	(220,082)	(155,999)	(376,081)
Foreign exchange rate variation, net	-	(1,827)	(199)	(2,026)
Balance as of December 31, 2017	741	400,851	207,597	609,189
Additional provisions recognized	-	214,636	243,860	458,496
Utilized provisions	-	(33,591)	(203,291)	(236,882)
Foreign exchange rate variation, net	(741)	70,238	(706)	68,791
Balance as of December 31, 2018	-	652,134	247,460	899,594

As of December 31, 2018
Current	-	70,396	-	70,396
Noncurrent	-	581,738	247,460	829,198
Total	-	652,134	247,460	899,594

As of December 31, 2017
Current	741	45,820	-	46,561
Noncurrent	-	355,031	207,597	562,628
Total	741	400,851	207,597	609,189

(a) The additional provisions recognized for aircraft and engine return also include present value adjustment effects.

(b) The provisions recorded include write-offs due to the revision of estimates and processes settled.

Schedule of provisions related to civil and labor suits
	12/31/2018	12/31/2017
Civil	64,005	67,528
Labor	181,556	137,071
Taxes	1,899	2,998
Total	247,460	207,597